STOCK-BASED COMPENSATION PLANS (Tables)	12 Months Ended
Dec. 31, 2025
Share-Based Payment Arrangement [Abstract]
Schedule of Stock-based Compensation Expense
The following table reflects the
pre-tax
portion of stock-based compensation costs that were charged to expense, including amounts capitalized, and net of amounts capitalized, for the years ended December 31, 2025, 2024 and 2023:

	For the Years Ended December 31,
Components of Stock-based Compensation Plan Costs	2025	2024	2023
	(In millions)
Restricted stock units	$35	$32	$39
Restricted stock	4	7	5
401(k) savings plan	39	41	38
EDCP & DCPD	7	6	1

Total stock based compensation costs	$85	$86	$83

Stock-based compensation costs, net of amounts capitalized	$39	$43	$44

Schedule of Nonvested Restricted Stock Units Activity
The vesting period for RSU awards granted in 2025, 2024 and 2023, were each approximately three years. Dividend equivalents are received on the RSUs and are reinvested in additional RSUs and subject to the same performance conditions as the underlying award.
Restricted stock unit activity for the year ended December 31, 2025, was as follows:

Restricted Stock Unit Activity	Shares (in millions)	Weighted-Average Grant Date Fair Value (per share)
Nonvested as of January 1, 2025	2.8	$37.32
Granted in 2025	1.1	39.94
Forfeited in 2024	(0.4)	39.48
Vested in 2025 (1)	(0.6)	38.38

Nonvested as of December 31, 2025	2.9	$36.38

(1)	Excludes dividend equivalents of approximately 67 thousand shares earned during vesting period.

Restricted Stock Activity	Shares (in millions)	Weighted-Average Grant Date Fair Value (per share)
Nonvested as of January 1, 2025	0.27	$38.29
Granted in 2025	0.06	41.98
Forfeited in 2025	(0.01)	38.16
Vested in 2025	(0.08)	39.71

Nonvested as of December 31, 2025	0.24	$38.70